Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Valuation allowance	$ 52	$ 2
Reduction in deferred tax expense	61
Current income tax expense provision	5	38
Tax on undistributed foreign earnings	141	105
Undistributed earnings of certain foreign subsidiaries	5,170
Income taxes paid, net	665	782
Income tax loss carryforwards	2,330
Tax credit carryforwards	57
Total losses	1,700
Gross unrecognized tax benefits	198	243	$ 220
Recognized tax benefits	183	222
Interest and penalties on the unrecognized tax benefits	39	45
Recoveries/(expenses) related to changes in reserves for interest and penalties	(6)	$ 10
Decrease in gross unrecognized tax benefits	45
Decrease in recognized tax benefits	35
Mexican subsidiaries [Member]
Income Taxes [Line Items]
Tax on undistributed foreign earnings	$ 16
Minimum [Member]
Income Taxes [Line Items]
Expiry date of losses	2019
Maximum [Member]
Income Taxes [Line Items]
Expiry date of losses	2038